EQUITY	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
EQUITY
EQUITY

NOTE 11. EQUITY

The following table presents reclassifications and taxes related to items of other comprehensive income (loss) for the three months ended June 30, 2022 and 2021:

	Pretax	Tax (Expense)	Net of Tax
(Dollars in millions)	Amount	Benefit	Amount
For the three months ended June 30, 2022:
Foreign currency translation adjustments	$(267)	$—	$(267)
Unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period	(5)	2	(3)
Reclassification of (gains) losses to net income	(1)	—	(1)
Total unrealized gains (losses) on cash flow hedges	$(6)	$2	$(4)
Retirement-related benefit plans*:
Amortization of net (gains) losses	$10	$(3)	$7
Total retirement-related benefit plans	$10	$(3)	$7
Other comprehensive income (loss)	$(263)	$(1)	$(264)

For the three months ended June 30, 2021:
Foreign currency translation adjustments	$17	$—	$17
Retirement-related benefit plans*:
Net (losses) gains arising during the period	$(5)	$2	$(3)
Amortization of net (gains) losses	10	(3)	7
Total retirement-related benefit plans	$5	$(1)	$4
Other comprehensive income (loss)	$22	$(1)	$21
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 12 – Retirement-Related Benefits for additional information.

The following table presents the components of accumulated other comprehensive income (loss), net of taxes:

	Net Unrealized	Foreign	Net Change	Accumulated
	Gain (Losses)	Currency	Retirement-	Other
	on Cash	Translation	Related	Comprehensive
(Dollars in millions)	Flow Hedges	Adjustments*	Benefit Plans	Income (Loss)
April 1, 2022	$3	$(735)	$(357)	$(1,089)
Other comprehensive income (loss)**	(4)	(267)	7	(264)
June 30, 2022	$(1)	$(1,002)	$(350)	$(1,353)

April 1, 2021	$—	$(974)	$(208)	$(1,182)
Other comprehensive income (loss)**	—	17	4	21
June 30, 2021	$—	$(957)	$(204)	$(1,161)

*Foreign currency translation adjustments are presented gross.

**No amounts were reclassified from accumulated other comprehensive income.

NOTE 11. EQUITY

The following table presents reclassifications and taxes related to items of other comprehensive income (loss) for the three months ended March 31, 2022 and 2021:

	Pretax	Tax (Expense)	Net of Tax
(Dollars in millions)	Amount	Benefit	Amount
For the three months ended March 31, 2022:
Foreign currency translation adjustments	$(51)	$—	$(51)
Unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period	1	—	1
Reclassification of (gains) losses to net income	(1)	—	(1)
Total unrealized gains (losses) on cash flow hedges	$—	$—	$—
Retirement-related benefit plans*:
Net (losses) gains arising during the period	$136	$(45)	$91
Curtailments and settlements	4	(1)	3
Amortization of net (gains) losses	16	(4)	12
Total retirement-related benefit plans	$156	$(50)	$105
Other comprehensive income (loss)	$105	$(50)	$54
For the three months ended March 31, 2021:
Foreign currency translation adjustments	$(96)	$—	$(96)
Retirement-related benefit plans*:
Net (losses) gains arising during the period	$5	$(2)	$3
Amortization of net (gains) losses	11	(4)	7
Total retirement-related benefit plans	$16	$(5)	$10
Other comprehensive income (loss)	$(81)	$(5)	$(86)
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 12 – Retirement-Related Benefits for additional information.

The following table presents the components of accumulated other comprehensive income (loss), net of taxes:

	Net Unrealized	Foreign	Net Change	Accumulated
	Gain (Losses)	Currency	Retirement-	Other
	on Cash	Translation	Related	Comprehensive
(Dollars in millions)	Flow Hedges	Adjustments*	Benefit Plans	Income (Loss)
January 1, 2022	$3	$(684)	$(462)	$(1,143)
Other comprehensive income (loss)**	—	(51)	105	54
March 31, 2022	$3	$(735)	$(357)	$(1,089)
January 1, 2021	$—	$(878)	$(218)	$(1,096)
Other comprehensive income (loss)**	—	(96)	10	(86)
March 31, 2021	$—	$(974)	$(208)	$(1,182)
*	Foreign currency translation adjustments are presented gross.
**	No amounts were reclassified from accumulated other comprehensive income.

NOTE 14. EQUITY

The following tables present reclassifications and taxes related to items of other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019:

(Dollars in millions)	Pretax	Tax (Expense)	Net of Tax
For the year ended December 31, 2021:	Amount	Benefit	Amount
Foreign currency translation adjustments	$194	$—	$194
Unrealized gains (losses) on cash flow hedges
Unrealized gains (losses) arising during the period	4	—	4
Reclassification of (gains) losses to net income	(1)	—	(1)
Total unrealized gains (losses) on cash flow hedges	3	—	3
Retirement-related benefit plans*:
Prior service (credits) costs	1	(2)	(1)
Net (losses) gains arising during the period	72	(17)	54
Curtailments and settlements	3	(1)	2
Amortization of net (gains) losses	51	(13)	38
Total retirement-related benefit plans	127	(33)	94
Other comprehensive income (loss)	$324	$(33)	$292
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

(Dollars in millions)	Pretax	Tax (Expense)	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Foreign currency translation adjustments	$129	$—	$129
Retirement-related benefit plans*:
Net (losses) gains arising during the period	$(41)	$13	$(28)
Amortization of prior service (credits) costs	(1)	—	—
Amortization of net (gains) losses	36	(12)	24
Total retirement-related benefit plans	$(6)	$2	$(4)
Other comprehensive income (loss)	$123	$2	$125
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

(Dollars in millions)	Before Tax	Tax (Expense)	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Foreign currency translation adjustments	$11	$—	$11
Retirement-related benefit plans*:
Prior service costs (credits)	$(1)	$—	$(1)
Net (losses) gains arising during the period	(84)	27	(57)
Amortization of net (gains) losses	27	(9)	18
Total retirement-related benefit plans	$(57)	$18	$(39)
Other comprehensive income (loss)	$(46)	$18	$(28)
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

The following table presents the components of accumulated other comprehensive income (loss), net of taxes:

	Net Unrealized
	Gains (Losses)	Foreign Currency	Net Change Retirement-	Accumulated Other
(Dollars in millions)	on Cash Flow Hedges	Translation Adjustments*	Related Benefit Plans	Comprehensive Income (Loss)
December 31, 2018	$—	$(1,019)	$(175)	$(1,193)
Other comprehensive income (loss)**	—	11	(39)	(28)
December 31, 2019	$—	$(1,007)	$(214)	$(1,221)
Other comprehensive income (loss)**	—	129	(4)	125
December 31, 2020	$—	$(878)	$(218)	$(1,096)
Net transfers from Parent	—	—	(339)	(339)
Other comprehensive income (loss)**	3	194	94	292
December 31, 2021	$3	$(684)	$(463)	$(1,143)

*Foreign currency translation adjustments are presented gross.

**No amounts were reclassified from accumulated other comprehensive income.